SUPPLEMENTAL FINANCIAL INFORMATION - Employee benefits expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SUPPLEMENTAL FINANCIAL INFORMATION
Employee benefits expense	$ (17,711)	$ (16,154)
Salaries and short-term employee benefits
SUPPLEMENTAL FINANCIAL INFORMATION
Employee benefits expense	(13,021)	(12,416)
Share-based compensation
SUPPLEMENTAL FINANCIAL INFORMATION
Employee benefits expense	(3,746)	(3,736)
Termination benefits
SUPPLEMENTAL FINANCIAL INFORMATION
Employee benefits expense	$ (944)	$ (2)